Schedule of loss on disposal (Details) - Motorsports Group [Member]	Nov. 03, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Accounts payable assumed	$ 101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)
Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	$ (678,931)